Related Parties - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Aggregate compensation of executive officers	$ 35,906	$ 34,360	$ 30,988
Accrued or paid key management personnel compensation	$ 7,648	7,646	$ 6,008
Salary advances, maximum salary, term (in months)	4 months
Salary advances outstanding	$ 630	$ 265
Subsequent event
Disclosure of transactions between related parties [line items]
Salary advances outstanding				$ 1,017
Bottom of range
Disclosure of transactions between related parties [line items]
Salary deductions, installments period (in years)	1 year
Top of range
Disclosure of transactions between related parties [line items]
Salary deductions, installments period (in years)	2 years
Pemex Industrial Transformation
Disclosure of transactions between related parties [line items]
Ownership amount	$ 4,779,759
Pemex Industrial Transformation | Bottom of range
Disclosure of transactions between related parties [line items]
Invoice payment terms	16 days
Pemex Industrial Transformation | Top of range
Disclosure of transactions between related parties [line items]
Invoice payment terms	60 days